Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Sep. 30, 2012	$ 908,638	$ 132,472	$ 125,425,617	$ (124,649,451)
Balance (in shares) at Sep. 30, 2012		132,472,392
Shares issued on exercise of stock options	448,387	$ 1,455	446,932
Shares issued on exercise of stock options (in shares)		1,454,839
Shares issued on exercise of stock warrants	131,100	$ 689	130,411
Shares issued on exercise of stock warrants (in shares)		689,000
Shares issued in debt conversions	1,052,000	$ 2,104	1,049,896
Shares issued in debt conversions (in shares)		2,104,000
Sale of shares for cash	245,000	$ 500	244,500
Sale of shares for cash (in shares)		500,000
Compensation recognized on option and warrant grants	2,068,681		2,068,681
Recognition of discounts in connections with convertible debt offerings	163,849		163,849
Compensation recognized as contributed capital on Executive Chairman's stock option grant for consulting services	847,300		847,300
Compensation recognized on modification of prior period's stock option grants	489,726		489,726
Loan fees recognized on warrants granted to placement agent in connection with convertible debt offerings	27,445	$ 27,445	27,445
Amortization of beneficial conversion feature on related party debt	(8,196)		(8,196)
Net loss	(5,249,566)			(5,249,566)
Balance at Sep. 30, 2013	1,124,364	$ 137,220	130,886,161	(129,899,017)
Balance (in shares) at Sep. 30, 2013		137,220,231
Shares issued on exercise of stock options	1,687,451	$ 3,746	1,683,705
Shares issued on exercise of stock options (in shares)		3,745,957
Shares issued on exercise of stock warrants	213,457	$ 2,027	211,430
Shares issued on exercise of stock warrants (in shares)		2,026,500
Shares issued in debt conversions	50,000	$ 100	49,900
Shares issued in debt conversions (in shares)		100,000
Shares issued for officer compensation	14,500	$ 25	14,475
Shares issued for officer compensation (in shares)		25,000
Purchase of common shares presented for retirement	(201,461)	$ (389)	(201,072)
Purchase of common shares presented for retirement (in shares)		(389,060)
Shares issued in the acquisition of DoubleVision	3,280,000	$ 8,000	3,272,000
Shares issued in the acquisition of DoubleVision, (in shares)		8,000,000
Compensation recognized on option and warrant grants	$ 998,917		$ 998,917
Compensation recognized as contributed capital on Executive Chairman's stock option grant for consulting services
Net loss	$ (4,510,514)			(4,510,514)
Balance at Sep. 30, 2014	2,656,714	$ 150,729	$ 136,915,516	(134,409,531)
Balance (in shares) at Sep. 30, 2014		150,728,628
Shares issued on exercise of stock warrants	$ 50,000	$ 200	49,800
Shares issued on exercise of stock warrants (in shares)		200,000
Shares issued in debt conversions (in shares)	0	0
Shares issued for payment of services	$ 91,000	$ 350	90,650
Shares issued for payment of services (in shares)		350,000
Sale of shares for cash	1,000,000	$ 2,619	997,381
Sale of shares for cash (in shares)		2,619,538
Compensation recognized on option and warrant grants	140,058		140,058
Compensation recognized as contributed capital on Executive Chairman's stock option grant for consulting services	847,300
Net loss	(874,762)			(874,762)
Balance at Mar. 31, 2015	$ 3,063,010	$ 153,898	$ 138,193,405	$ (135,284,293)
Balance (in shares) at Mar. 31, 2015		153,898,166